Fair Value Measurement - Summary of Quantitative Information Regarding Fair Value Measurements (Detail) - Fair Value, Inputs, Level 3 [Member] - Cerberus Telecom Acquisition Corp [Member] - $ / shares	Nov. 10, 2020	Oct. 26, 2020
Measurement Input, Exercise Price [Member] | IPO [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Strike price		$ 11.50
Measurement Input, Exercise Price [Member] | Over-Allotment Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Strike price	$ 11.50
Measurement Input, Expected Term [Member] | IPO [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Term (in years)		5 years
Measurement Input, Expected Term [Member] | Over-Allotment Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Term (in years)	5 years
Measurement Input, Price Volatility [Member] | IPO [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility		16.50%
Measurement Input, Price Volatility [Member] | Over-Allotment Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility	18.20%
Measurement Input, Risk Free Interest Rate [Member] | IPO [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free rate		0.41%
Measurement Input, Risk Free Interest Rate [Member] | Over-Allotment Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free rate	0.52%
Measurement Input, Expected Dividend Rate [Member] | IPO [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Dividend yield		0.00%
Measurement Input, Expected Dividend Rate [Member] | Over-Allotment Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Dividend yield	0.00%
Measurement Input, Expected Fair Value of Warrants [Member] | IPO [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of warrants		$ 0.92
Measurement Input, Expected Fair Value of Warrants [Member] | Over-Allotment Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of warrants	$ 1.09